Equity Securities	12 Months Ended
Dec. 31, 2023
Equity Securities [Abstract]
Equity Securities

Note 4: Equity Securities
Table 4.1 provides a summary of our equity securities by business purpose and accounting method.
Table 4.1: Equity Securities

(in millions)	Dec 31, 2023	Dec 31, 2022
Held for trading at fair value:
Marketable equity securities	$9,509	17,180
Nonmarketable equity securities (1)	8,940	9,730
Total equity securities held for trading (2)	18,449	26,910
Not held for trading:
Fair value:
Marketable equity securities	1,355	1,436
Nonmarketable equity securities	37	37
Total equity securities not held for trading at fair value	1,392	1,473
Equity method:
Private equity	3,130	2,836
Tax-advantaged renewable energy (3)	6,840	6,535
New market tax credit and other	278	298
Total equity method	10,248	9,669
Other methods:
Low-income housing tax credit (LIHTC) investments (3)	12,898	12,186
Private equity (4)	9,073	9,276
Federal Reserve Bank stock and other at cost (5)	5,276	4,900
Total equity securities not held for trading	38,887	37,504
Total equity securities	$57,336	64,414
(1)Represents securities economically hedged with equity derivatives.
(2)Represents securities held as part of our customer accommodation trading activities. For additional information on these activities, see Note 2 (Trading Activities).
(3)See Note 16 (Securitizations and Variable Interest Entities) for information about tax credit investments.
(4)Represents nonmarketable equity securities accounted for under the measurement alternative, which were predominantly securities associated with our venture capital investments.
(5)Includes $3.5 billion of investments in Federal Reserve Bank stock at both December 31, 2023 and 2022 and $1.7 billion and $1.4 billion of investments in Federal Home Loan Bank stock at December 31, 2023 and 2022, respectively.
Net Gains and Losses Not Held for Trading
Table 4.2 provides a summary of the net gains and losses from equity securities not held for trading, which excludes equity method adjustments for our share of the investee’s earnings or losses that are recognized in other noninterest income. Gains and losses for securities held for trading are reported in net gains from trading and securities.
Table 4.2: Net Gains (Losses) from Equity Securities Not Held for Trading

	Year ended December 31,
(in millions)	2023	2022	2021
Net gains (losses) from equity securities carried at fair value:
Marketable equity securities	$86	(225)	(202)
Nonmarketable equity securities	(2)	(82)	(188)
Total equity securities carried at fair value	84	(307)	(390)
Net gains (losses) from nonmarketable equity securities not carried at fair value (1):
Impairment write-downs	(1,307)	(2,452)	(121)
Net unrealized gains (2)(3)	578	1,101	4,862
Net realized gains from sale (3)	204	852	1,581
Total nonmarketable equity securities not carried at fair value	(525)	(499)	6,322
Net gains from economic hedge derivatives	—	—	495
Total net gains (losses) from equity securities not held for trading	$(441)	(806)	6,427
(1)Includes amounts related to venture capital and private equity investments in consolidated portfolio companies, which are not reported in equity securities on our consolidated balance sheet.
(2)Includes unrealized gains (losses) due to observable price changes from equity securities accounted for under the measurement alternative.
(3)During the year ended December 31, 2021, we recognized $442 million of gains (including $293 million of unrealized gains) related to the partial sale of a nonmarketable equity investment to an unrelated third-party that resulted in the deconsolidation of a consolidated portfolio company. Our retained investment in nonmarketable equity securities of the formerly consolidated portfolio company was remeasured to fair value.
Measurement Alternative
Table 4.3 provides additional information about the impairment write-downs and observable price changes from nonmarketable equity securities accounted for under the measurement alternative. Gains and losses related to these adjustments are also included in Table 4.2.
Table 4.3: Net Gains (Losses) from Measurement Alternative Equity Securities

	Year ended December 31,
(in millions)	2023	2022	2021
Net gains (losses) recognized in earnings during the period:
Gross unrealized gains from observable price changes	$607	1,115	4,569
Gross unrealized losses from observable price changes	(29)	(14)	—
Impairment write-downs	(1,113)	(2,263)	(109)
Net realized gains from sale	42	98	456
Total net gains (losses) recognized during the period	$(493)	(1,064)	4,916
Table 4.4 presents cumulative carrying value adjustments to nonmarketable equity securities accounted for under the measurement alternative that were still held at the end of each reporting period presented.
Table 4.4: Measurement Alternative Cumulative Gains (Losses)

	Year ended December 31,
(in millions)	2023	2022	2021
Cumulative gains (losses):
Gross unrealized gains from observable price changes	$7,614	7,141	6,278
Gross unrealized losses from observable price changes	(44)	(14)	(3)
Impairment write-downs	(3,772)	(2,896)	(821)